Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2019
Mizuho Financial Group, Inc., parent company

34. Mizuho Financial Group, Inc., parent company

The following tables present the parent company only financial information of MHFG:

Condensed balance sheets

	2018	2019
	(in millions of yen)
Assets:
Cash and due from banks	22,264	99,209
Interest-bearing deposits in other banks	1,227	1,158
Trading account assets	176,593	—
Investments in subsidiaries and affiliated companies	9,501,633	9,317,387
Long-term loans receivable from subsidiaries	3,969,015	5,110,248
Other	344,065	351,951

Total	14,014,797	14,879,953

Liabilities and shareholders’ equity:
Short-term borrowings	1,083,135	945,505
Long-term debt	3,969,015	5,145,286
Other liabilities	94,226	62,643
Shareholders’ equity	8,868,421	8,726,519

Total	14,014,797	14,879,953

Condensed statements of income

	2017	2018	2019
	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	300,530	227,057	267,724
Non-banking subsidiaries and affiliated companies	27,618	28,987	23,392
Management fees from subsidiaries	48,594	47,945	39,292
Interest income on loans and discounts	39,359	68,869	106,920
Other income	21,054	52,672	9,575

Total	437,155	425,530	446,903

Expenses:
Operating expenses	38,927	38,661	40,680
Interest expense	48,594	74,227	110,861
Other expense	14,608	28,123	59,049

Total	102,129	141,011	210,590

Equity in undistributed net income (loss) of subsidiaries	32,595	309,210	(173,142)

Income before income tax expense	367,621	593,729	63,171
Income tax expense (benefit)	5,181	16,121	(21,300)

Net income	362,440	577,608	84,471

Condensed statements of cash flows

	2017	2018	2019
	(in millions of yen)
Cash flows from operating activities:
Net income	362,440	577,608	84,471
Adjustments and other	(40,595)	(302,109)	197,193

Net cash provided by operating activities	321,845	275,499	281,664

Cash flows from investing activities:
Proceeds from sales of Equity securities	—	—	139,719
Net change in loans	(2,022,860)	(1,344,323)	(1,075,059)
Purchases of premises and equipment	(40,362)	(6,649)	(11,640)
Payments for purchases of securities of subsidiaries	(65,269)	—	—
Proceeds from withdrawal of securities of subsidiaries	13,359	—	—
Net change in other investing activities	(5,336)	(4,114)	(1,310)

Net cash used in investing activities	(2,120,468)	(1,355,086)	(948,290)

Cash flows from financing activities:
Net change in short-term borrowings	(30,000)	(70,000)	(140,000)
Proceeds from issuance of long-term debt	2,022,860	1,344,323	1,075,059
Proceeds from issuance of common stock	6	3	3
Purchases of treasury stock	(1,435)	(1,611)	(2,124)
Dividends paid	(190,031)	(190,382)	(190,413)
Net change in other financing activities	971	555	437

Net cash provided by financing activities	1,802,371	1,082,888	742,962

Effect of exchange rate changes on cash and cash equivalents	—	—	540

Net increase (decrease) in cash and cash equivalents	3,748	3,301	76,876
Cash and cash equivalents at beginning of period	16,442	20,190	23,491

Cash and cash equivalents at end of period	20,190	23,491	100,367